Income Taxes (Details) - Schedule of Net Deferred Tax Asset	Dec. 31, 2023 USD ($)
Deferred tax assets
Federal net operating loss	$ 454,225
Transaction costs	1,441,904
Other debt costs	885,890
Stock-based compensation	268,405
Other	3,611
Total deferred tax assets	3,054,035
Deferred tax liabilities
Oil and natural gas properties	(9,097,162)
Unrealized gain on derivatives	(120,013)
Total deferred tax assets	(9,217,175)
Net deferred tax liabilities	(6,163,140)
Valuation allowance for deferred tax assets
Net Deferred tax liability, net of allowance	$ (6,163,140)